UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22956

Forefront Income Trust
 (Exact name of registrant as specified in charter)

7 Times Square, 37th Floor, New York, NY 10036
(Address of principal executive offices)                  (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-488-4972

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

Forefront Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Principal ($)			Value
	BONDS - 30.2%
500,000	Banjo & Matilda, 18.0% due 7/1/2017		$ 500,000
2,500,000	WBSH Met Tower LLC, 28.0% due 9/29/2015		2,500,000
	TOTAL BONDS (Cost $3,000,000)		3,000,000
Shares
	SHORT TERM INVESTMENT - 71.8%
	MONEY MARKET FUND - 71.8
7,123,290	Dreyfus Cash Management - Institutional , 0.04% **(Cost $7,123,290)		7,123,290

	TOTAL INVESTMENT - 102.0% (Cost $10,123,290) (a)		$ 10,123,290
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%		(189,019)
	NET ASSETS - 100.0%		$ 9,934,271

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ -

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation – Valuation of Securities For Which Independent Pricing Sources Are Not Available
Interests in certain loans and other fixed-income securities, including certain senior loans, held by the Trust will not be priced by an independent pricing source or pricing model. Such loans will be valued by the Advisor according to a fair value process that incorporates the fair value measurement standards incorporated in FASB Topic 820, in addition to other factors.  "Fair value" is generally understood to mean the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date or exit date or, according to the SEC staff, the "amount that an arm's length buyer, under the circumstances, would pay for the security." Fair value is a market-based measurement and it measures the assumptions that market participants would use when pricing an asset or liability, including assumptions about risk. These assumptions generally are known as inputs.  Observable Inputs are inputs that are based on market data such as publicly available information about actual events or transactions and that reflect assumptions that market participants would use when pricing an asset. Unobservable Inputs are those for which market data are not available and that are developed using the best information available about the assumptions that market participants would use when pricing the asset.

Loans and other securities  held by the Trust which do not trade in any market, which are not priced by an independent pricing source or pricing model or which are deemed to be illiquid will be fair valued by the Advisor based on Observable and/or Unobservable Inputs.

Valuation of Securities For Which Independent Pricing Sources Are Available
Fixed-income securities whose primary market is on an exchange will be valued based on their exchange trading price as equity securities as set forth below. Certain fixed-income securities will be valued based on the mean of the bid and asked prices (or a yield equivalent thereof) obtained from independent market makers or brokers ("Independent Pricing Source"). Where possible, more than one market maker or broker may be used. Certain securities may be valued by an outside pricing service that employs a pricing model ("Pricing Model") that takes into account bids, yield spreads, and/or other market data and specific security characteristics (e.g.; credit quality, maturity and coupon rate).

Fixed-income securities which are priced by an Independent Pricing Source or valued by a Pricing Model but where such prices or values are deemed unreliable or not reflective of fair value by the Valuation Committee, or where a price or value may not be available at a given point in time, will be fair valued pursuant to the valuation procedures discussed under the preceding sub-heading.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2015 for the Fund's assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Bonds	$-	$-	$3,000,000	$3,000,000
Short Term Investments	$7,123,290	$-	$-	$7,123,290
Total	$7,123,290	$-	$3,000,000	$10,123,290

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*See Portfolio of Investments for industry clarification.
The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Bonds
Beginning Balance	$ -
Total realized gain (loss)	-
Appreciation (Depreciation)	-
Cost of Purchases	3,000,000
Proceeds from Sales	-
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ 3,000,000

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Forefront Income Trust

By: (Signature and Title)	/s/Bradley Reifler
Bradley Reifler
Date: August 31, 2015	President and Chief Executive Officer Forefront Income Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Bradley Reifler
Bradley Reifler
Date: August 31, 2015	President and Chief Executive Officer Forefront Income Trust

By: (Signature and Title)	/s/David Wasitowski
Date: August 31, 2015	David Wasitowski Treasurer and Chief Financial Officer Forefront Income Trust